DIVESTITURES (Divestiture of the Styron Business Unit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Performance Materials [Member] Styron [Member]	Jun. 17, 2010 Performance Materials [Member] Styron [Member]	Dec. 31, 2010 Performance Plastics [Member] Styron [Member]	Jun. 17, 2010 Performance Plastics [Member] Styron [Member]	Jun. 17, 2010 Feedstocks and Energy [Member] Styron [Member]	Jun. 17, 2010 Corporate [Member] Styron [Member]	Feb. 28, 2011 Styron [Member]	Jun. 30, 2010 Styron [Member]	Dec. 31, 2010 Styron [Member]	Jun. 17, 2010 Styron [Member]	Jun. 17, 2010 Americas Styrenics LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of property and businesses	$ 1,877	$ 294	$ 252								$ 1,561
Long-term note receivable													75
Equity option consideration in connection with divestiture													7.50%
Divested ownership interest in Americas Styrenics LLC														50.00%
Styron Assets and Liabilities Divested, Inventories					172		152	144	0				468
Styron Assets and Liabilities Divested, Other current assets					291		201	23	205				720
Styron Assets and Liabilities Divested, Investment in nonconsolidated affiliate					0		158	0	0				158
Styron Assets and Liabilities Divested, Net property					277		126	8	0				411
Styron Assets and Liabilities Divested, Goodwill					111		30	0	0				141
Styron Assets and Liabilities Divested, Other noncurrent assets					0		0	0	96				96
Assets and Liabilities Divested, Total assets divested					851		667	175	301				1,994
Styron Assets and Liabilities Divested, Current liabilities					0		0	0	347				347
Styron Assets and Liabilities Divested, Other noncurrent liabilities					0		0	0	92				92
Assets and Liabilities Divested, Total liabilities divested					0		0	0	439				439
Styron Assets and Liabilities Divested, Components of accumulated other comprehensive income divested					0		0	0	45				45
Styron Assets and Liabilities Divested, Net value divested					851		667	175	(183)				1,510
Gain on divestiture				20		7						27
Post Closing Adjustments												24
Loss on divestiture, after tax												56
Proceeds from repayments of notes receivable										$ 75